INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
Income Tax Provision During Period
The income tax provision for the year ended December 31, 2020 and for the period from February 28, 2019 (inception) through December 31, 2019 consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$2,645	$373,079
Deferred	—	—

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$2,645	$373,079

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business Combinations	(21.1)%	0.0%
Valuation allowance	0.0%	0.0%
Income tax provision	(0.1)%	21.0%